SCHEDULE OF ACCOUNTS AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounts Payable	$ 62,889	$ 473,977
Accrued Expenses	2,834,726	2,774,214
Deferred Revenue and Customer Deposits	58,211	104,983
Accounts and Other Payables	$ 2,955,826	$ 3,353,174